Supplement dated January 25, 2006 to
                      Prospectus for John Hancock Funds II
                             Dated October 17, 2005



Strategic Income Fund

The following two persons have joined Frederick L. Cavanaugh, Jr. and Daniel S. Janis, III as portfolio managers of the Strategic Income Fund. The portfolio is managed jointly by Messrs. Cavanaugh, Janis, Iles and Evans.

o John F. Iles. Mr. Iles joined Sovereign in December, 2005, and is a Vice President. Prior to joining Sovereign, Mr. Iles was a Vice President at John Hancock. He joined John Hancock in 1999.

o Barry H. Evans. Mr. Evans joined Sovereign in 2005, and is a Senior Vice President. Mr. Evans is Sovereign's Chief Fixed Income Officer, Chief Operating Officer and a member of the Senior Investment Policy Committee. Prior to joining Sovereign, Mr. Evans was a Senior Vice President and Chief Income Officer of John Hancock. He joined John Hancock in 1986.


Special Value Fund
U.S. Government Securities Fund
Strategic Bond Fund
High Yield Fund

On December 1, 2005, Citigroup Inc. ("Citigroup") completed the sale of substantially all of its asset management business, Citigroup Asset Management, to Legg Mason, Inc. ("Legg Mason") As a result, Salomon Brothers Asset Management Inc ("SaBAM"), the subadviser to the Special Value Fund, the U.S. Government Securities Fund, the Strategic Bond Fund and the High Yield Fund, became a wholly-owned subsidiary of Legg Mason. Legg Mason, with principal executive offices at 100 Light Street, Baltimore, Maryland, 21202, is a financial services holding company.

Under a licensing agreement between Citigroup and Legg Mason, the name Salomon Brothers Asset Management Inc , as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks"), are licensed for use by Legg Mason. All Citi Marks are owned by Citigroup and are used under license. Legg Mason and its affiliates, including SaBAM, are not affiliated with Citigroup.




JHFIIPS   1/06

                      Supplement dated January 25, 2006 to
                       Statement of Additional Information
                            for John Hancock Funds II
                             Dated October 17, 2005

Special Value Fund
U.S. Government Securities Fund
Strategic Bond Fund
High Yield Fund

On December 1, 2005, Citigroup Inc. ("Citigroup") completed the sale of substantially all of its asset management business, Citigroup Asset Management, to Legg Mason, Inc.("Legg Mason"). As a result, Salomon Brothers Asset Management Inc ("SaBAM"), the subadviser to the Special Value Fund, the U.S. Government Securities Fund, the Strategic Bond Fund and the High Yield Fund, became a wholly-owned subsidiary of Legg Mason. Legg Mason, with principal executive offices at 100 Light Street, Baltimore, Maryland, 21202, is a financial services holding company.

Under a licensing agreement between Citigroup and Legg Mason, the name Salomon Brothers Asset Management Inc, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks"), are licensed for use by Legg Mason. All Citi Marks are owned by Citigroup and are used under license. Legg Mason and its affiliates, including SaBAM, are not affiliated with Citigroup.


Active Bond Fund
Strategic Income Fund

The disclosure regarding other accounts managed by the portfolio manager, potential conflicts of interest, the portfolio manager's compensation, and the portfolio manager's ownership of securities of the portfolio is amended and restated as follows:

Portfolio Managers and Other Accounts Managed. The portfolio managers of the Active Bond Fund are Barry H. Evans, Howard C. Greene and Benjamin A. Matthews. As of December 31, 2005, each portfolio manager managed the following other accounts:

-------------------------------------------------------------------------------------------------------------------------
     Portfolio                                              Other Accounts Managed by the Portfolio Manager
    Manager Name              Fund                                     (as of December 31, 2005)
-------------------------------------------------------------------------------------------------------------------------
 Barry H. Evans       Active Bond Fund        Other Registered Investment Companies:  Eleven (11) funds with total assets of $3.2 billion.

                                              Other Pooled Investment Vehicles:  None

                                              Other Accounts:  Twenty-one (21) accounts with total assets of approximately $5.6 billion.
-------------------------------------------------------------------------------------------------------------------------
 Howard C. Greene     Active Bond Fund        Other Registered Investment Companies:  Three (3) funds with total assets of $1.4 billion.

                                              Other Pooled Investment Vehicles:  None

                                              Other Accounts:  Twenty (20) accounts with total assets of approximately $5.5 billion.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
     Portfolio                                              Other Accounts Managed by the Portfolio Manager
    Manager Name              Fund                                     (as of December 31, 2005)
-------------------------------------------------------------------------------------------------------------------------
 Benjamin A.          Active Bond Fund        Other Registered Investment Companies:  Two (2) funds with total assets
 Matthews                                     of $1.2 billion.

                                              Other Pooled Investment Vehicles: None

                                              Other Accounts:  Twenty Two (22) accounts with total assets of approximately $5.5 billion.
---------------------------------------------------------------------------------------------------------------------------

Sovereign Asset Management does not generally receive a fee based upon the investment performance of the accounts reflected in the table above, except that, with respect to Barry H. Evans, Howard C. Greene, and Benjamin A. Matthews, Sovereign Asset Management receives a performance-based fee with respect to one (1) Other Account with total assets of approximately $404 million as of December 31, 2005.

The portfolio managers of the Strategic Income Fund are: Frederick L. Cavanaugh, Jr., Barry H. Evans, Daniel S. Janis, III and John F. Iles. As of December 31, 2005, each portfolio manager managed the following other accounts:


-------------------------------------------------------------------------------------------------------------------------
     Portfolio                                              Other Accounts Managed by the Portfolio Manager
    Manager Name              Fund                                     (as of December 31, 2005)
-------------------------------------------------------------------------------------------------------------------------
 Frederick L.          Strategic Income Fund       Other Registered Investment Companies:  One (1) fund with total
 Cavanaugh, Jr.                                    assets of approximately $1.5 billion.

                                                   Other Pooled Investment Vehicles:  Two (2) accounts with total assets of approximately $63.5 million.

                                                   Other Accounts:  Two (2) accounts with total assets of approximately
                                                   $71 million.
---------------------------------------------------------------------------------------------------------------------------
 Barry H. Evans       Strategic Income Fund        Other Registered Investment Companies:  Eleven (11) funds with total assets of $3.2 billion.

                                                   Other Pooled Investment Vehicles:  None

                                                   Other Accounts:  Twenty-one (21) accounts with total assets of approximately $5.6 billion.
---------------------------------------------------------------------------------------------------------------------------
 Daniel S.            Strategic Income Fund        Other Registered Investment Companies:  One (1) fund with total
 Janis, III                                        assets of approximately $1.5 billion.

                                                   Other Pooled Investment Vehicles:  Two (2) accounts with total assets of approximately $63.5 million.

                                                   Other Accounts:  Two (2) accounts with total assets of approximately
                                                   $71 million.
---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
     Portfolio                                              Other Accounts Managed by the Portfolio Manager
    Manager Name              Fund                                     (as of December 31, 2005)
-------------------------------------------------------------------------------------------------------------------------
 John F. Iles         Strategic Income Fund       Other Registered Investment Companies:  One (1) fund with total assets of approximately $1.5 billion.

                                                  Other Pooled Investment Vehicles:  Two (2) accounts with total assets of approximately $63.5 million.

                                                  Other Accounts:  Two (2) accounts with total assets of approximately
                                                  $71 million.
---------------------------------------------------------------------------------------------------------------------------

Sovereign Asset Management does not generally receive a fee based upon the investment performance of the accounts reflected in the table above.

Potential Conflicts of Interest . When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Sovereign Asset Management does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Sovereign Asset Management has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Sovereign Asset Management has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Structure of Compensation" below.

A portfolio  manager  could favor one account  over  another in  allocating  new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. Sovereign Asset Management has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, Sovereign Asset Management's policies generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Sovereign Asset

Management will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Sovereign Asset Management receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation. See "Structure of Compensation" below. Sovereign Asset Management receives a performance-based fee with respect to one of the accounts managed by the portfolio managers of Active Bond Fund.

A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. Sovereign Asset Management imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Sovereign Asset Management seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Structure of Compensation . Sovereign Asset Management has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals At Sovereign Asset Management, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary and an annual investment bonus plan, as well as customary benefits that are offered generally to all full-time employees of Sovereign Asset Management. A limited number of senior portfolio managers, who serve as officers of both Sovereign Asset Management and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial . The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.

Base salary. Base compensation is fixed and normally reevaluated on an annual basis. Sovereign Asset Management seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

Investment Bonus Plan. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of

Sovereign Asset Management and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

Investment Performance: The investment performance of all accounts managed by the investment professional over one and three- year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

The Profitability of Sovereign Asset Management: The profitability of Sovereign Asset Management and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of Sovereign Asset Management.

Non-Investment Performance: The more intangible contributions of an investment professional to Sovereign Asset Management business, including the investment professional's support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluated in determining the amount of any bonus award.

Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitled to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional's employment is terminated prior to a vesting date.

Sovereign Asset Management also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

While the profitability of Sovereign Asset Management and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional's overall compensation, the investment professional's compensation is not linked directly to the net asset value of any fund.

Ownership of Trust Shares. Neither Barry H. Evans, Howard C. Greene nor Benjamin
A. Matthews own any shares of the Active Bond Fund. Neither Frederick L. Cavanaugh, Jr., Barry H. Evans, Daniel S. Janis, III nor John F. Iles own any shares of the Strategic Income Fund.


JHFIISIS   1/06